PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 60,174	$ 49,963	$ 37,924
Equipment and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Reduction in costs	18,653	11,485
Reduction in accumulated depreciation	$ 18,653	$ 11,485